Inventories	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventories

Note 2. Inventories

Inventories, net consisted of the following:

	June 30,	December 31,
	2017	2016
	U.S. $ in thousands
Finished goods	$64,077	$62,728
Work-in-process	2,021	2,389
Raw materials	50,388	52,404
	$116,486	$117,521